Income taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Income (loss) before income taxes	$ (2,775)	$ 6,816	$ 7,829
Statutory rates (as a percent)	34.00%
Income taxes at statutory rate	$ 944	(2,317)	(2,662)
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity	601	873	728
Tax incentives	189	576	372
Equity results	77	104	35
Additions of tax loss carryforward	25	1,510	99
Unrecognized tax losses of the year	(1,059)	(458)	(432)
Non-deductible effect of impairment		(24)	(43)
Others	(182)	(92)	408
Income taxes	$ 595	$ 172	$ (1,495)